Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

9. COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company determines whether an arrangement is an operating lease or financing lease at inception.  Lease assets and obligations are recognized at the lease commencement date based on the present value of lease payments over the term of the lease.  The Company generally uses its incremental borrowing rate, which is based on information available at the lease commencement date, to determine the present value of lease payments.

The Company has entered into leases primarily for real estate and equipment used in research and development.  Operating lease expense is recognized in continuing operations by amortizing the amount recorded as an asset on a straight-line basis over the lease term.  Financing lease expense is comprised of both interest expense, which will be recognized using the effective interest method, and amortization of the right-of-use assets.  These expenses are presented consistently with other interest expense and amortization or depreciation of similar assets.  In determining lease asset values, the Company considers fixed and variable payment terms, prepayments, incentives, and options to extend, terminate or purchase.  Renewal, termination, or purchase options affect the lease term used for determining lease asset value only if the option is reasonably certain to be exercised.

Balance sheet information related to right-of-use assets and liabilities is as follows:

	Balance Sheet Location	December 31, 2024
Operating Leases:
Operating lease right-of-use assets	Operating lease right-of-use assets	$9,465,427

Current portion of operating lease liabilities	Operating lease, current portion	669,001
Noncurrent portion of operating lease liabilities	Operating lease	5,636,793
Total operating lease liabilities		$6,305,794

Finance Leases:
Finance lease right-of-use assets	Property, plant, and equipment	$1,374,503

Current portion of finance lease liabilities	Finance lease, current portion	667,718
Noncurrent portion of finance lease liabilities	Finance lease	828,171
Total finance lease liabilities		$1,495,889

Lease cost recognized in the consolidated financial statements is summarized as follows:

	For the Year Ended December 31,
	2024	2023
Operating lease cost	$1,898,940	$1,651,539

Finance lease cost:
Amortization of lease assets	1,056,784	1,205,155
Interest on lease liabilities	158,491	246,053
Total finance lease costs	$1,215,275	$1,451,208

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Other supplemental information related to leases is summarized as follows:

December 31, 2024
Weighted average remaining lease term (in years):
Operating leases	7.89
Finance leases	2.34

Weighted average discount rate:
Operating leases	11.03%
Finance leases	8.28%

Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2024:
Operating cash flows from operating leases	$1,480,431
Operating cash flows from finance leases	$156,854
Financing cash flows from finance leases	$979,170

The following table summarizes our future minimum payments under contractual obligations for operating and financing liabilities as of December 31, 2024:

	Payments Due by Period
	2025	2026	2027	2028	2029	Thereafter	Total
Operating leases	$1,315,472	$1,117,942	$1,076,140	$1,096,206	$1,116,675	$3,773,474	$9,495,909
Less present value adjustment	646,471	583,434	524,555	460,933	384,684	590,038	3,190,115
Operating lease liabilities	$669,001	$534,508	$551,585	$635,273	$731,991	$3,183,436	$6,305,794

Finance leases	$763,145	$670,301	$157,033	$49,835	$13,418	$-	$1,653,732
Less interest	96,084	45,800	11,677	4,100	181	-	157,843
Finance lease liabilities	$667,061	$624,502	$145,355	$45,735	$13,237	$-	$1,495,889

Guerrilla RF, Inc.

Notes to Consolidated Financial Statements

For the Years Ended  December 31, 2024 and 2023

Legal

In the ordinary course of business, the Company  may become involved in legal disputes.  In the opinion of management, any potential liabilities resulting from any disputes would not have a material adverse effect on the Company’s consolidated financial statements.  As a result, no liability related to any such disputes has been recorded at December 31, 2024 or 2023.

Indemnification Agreements

From time to time, in the ordinary course of business, the Company  may indemnify other parties when it enters into contractual relationships, including members of the Board of Directors, employees, customers, lessors, lenders, and parties to other transactions with the Company.  In addition, the Company  may agree to hold other parties harmless against specific losses, such as those that could arise from a breach of representation, covenant, or third-party infringement claims. It  may not be possible to determine the maximum potential amount of liability under such indemnification agreements due to the unique facts and circumstances likely to be involved in each particular claim and indemnification provision.  Management believes any liability arising from these agreements will not be material to the consolidated financial statements.  As a result, no liability for these agreements has been recorded at  December 31, 2024 or 2023.

Employment Agreement

The Company has entered into an employment agreement with one executive.  This employment agreement was entered into effective as of  January 1, 2020 and automatically renews annually.  The Company desired the assurance of the executive's continued association and services to retain the executive's experience, skills, abilities, background, and knowledge. The executive’s employment is at-will, and the Company  may terminate the employment relationship at any time, with or without cause, and with or without notice.  The terms of the agreement stipulate compensation, benefits, specific restrictive covenants, and Company obligations upon termination of the employment agreement, including severance pay calculated as twelve monthly payments of the executive's monthly base salary.

Salary Deferral Program

In 2023, the Company introduced a voluntary salary deferral program in order to facilitate increased employee ownership in the Company, whereby all employees were offered the opportunity to defer a portion of their salaries, in anticipation of some or all of the deferred payments being invested in a future capital raise.  Beginning June 28, 2023, Ryan Pratt, Mark Mason, John Berg, and Kellie Chong elected to defer approximately 68%, 68%, 52%, and 25%, respectively, of their salaries as participants in the program along with a number of other employees.  The Company subsequently terminated this program and effective September 4, 2023, the Company’s entire executive management team, including Ryan Pratt, CEO and Chairman of the Company, John Berg, the Company’s Chief Financial Officer, Mark Mason, the Company’s Chief Operating Officer, and Kellie Chong, the Company’s Chief Business Officer, voluntarily reduced their salaries by 20% as part of a plan by the Company to reduce expenses.  Following the closing of the 2024 Private Placement, the Board of Directors reinstated the salaries of the management team, effective January 1, 2024.  The voluntary salary deferred payments were repaid to employees in March 2024 in accordance with the term of the deferral program.

Purchase Order Obligations

As of December 31, 2024 and 2023, the Company had outstanding purchase order obligations of $459,112 and $740,340, respectively, which were not accrued for on the consolidated financial statements.